DEBT (Tables)	12 Months Ended
Dec. 31, 2015
Line of Credit Facility [Line Items]
Schedule of Debt

(in thousands of $)	2015	2014
Total debt	1,344,788	1,052,532
Less: Short-term debt due to related parties	—	(20,000)
Less: Current portion of long-term debt due to third parties	(121,739)	(124,221)
Long-term debt	1,223,049	908,311

Schedule of Maturities of Long-term Debt
Our outstanding debt as of December 31, 2015 is repayable as follows:

Year Ending December 31, (in thousands of $)
2016	121,739
2017	223,747
2018	431,256
2019	44,122
2020	195,939
2021 and thereafter	327,985
Total	1,344,788

Schedule of Long-term Debt Instruments
At December 31, 2015, the maturity dates for our debt were as follows:

(in thousands of $)	2015	2014	Maturity date
Maria and Freeze Facility	174,000	—	2018
High-Yield Bonds	147,007	174,450	2017
2015 Norwegian Bonds	150,000	—	2020
Golar LNG Partners Credit Facility	181,500	203,500	2018
Golar Partners Operating Credit Facility	185,000	235,000	2018
NR Satu Facility	112,100	126,400	2020
Golar Igloo Debt	141,111	154,550	2019/2026*
Eskimo SPV Debt	254,070	—	2025**
Golar LNG Revolving Credit Facility (see note 26 (j))	—	20,000	2015
Golar Maria Facility	—	79,525	2018***
Golar Freeze Facility	—	59,107	2018***
	1,344,788	1,052,532
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*The Kexim and K-sure tranches have a term of twelve years from the date of draw down and the Commercial tranche has a term of five years from the date of draw down.
**The maturity date of the Eskimo SPV debt is based on management’s best estimate and subject to change pending the receipt of the audited financial statements of the VIE.
***Refer to the ‘Maria Freeze Facility’ below.

Golar Igloo Debt
Line of Credit Facility [Line Items]
Schedule of Tranches
The debt is divided into three tranches, with the following general terms, in line with the original facility:

Tranche	Proportion of debt	Term of loan	Repayment terms	Margin on LIBOR
K-Sure	40%	12 years	Semi-annual installments	2.10%
KEXIM	40%	12 years	Semi-annual installments	2.75%
Commercial	20%	5 years	Semi-annual installments, unpaid balance to be refinanced after 5 years	2.75%

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